Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit	38.86
Maximum Aggregate Offering Price	$ 242,875,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 33,541.04
Offering Note	This Registration Statement on Form S-8 covers shares of common stock, $0.001 par value per share ("Common Stock"), of Match Group, Inc. (i) authorized for issuance under the Match Group, Inc. Second Amended and Restated 2024 Stock and Annual Incentive Plan (the "Plan") and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction. The proposed maximum offering price per share is estimated, solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high and low prices reported for a share of Common Stock on the Nasdaq Stock Market LLC (Nasdaq Global Select Market) on July 30, 2026.